JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 60.7%
Alumina Ltd.	4,981,270	6,731,062
Ampol Ltd.	505,052	10,698,524
APA Group	2,500,623	16,958,848
Aristocrat Leisure Ltd.	1,419,127	41,137,320
ASX Ltd.	410,298	24,334,182
Aurizon Holdings Ltd.	3,901,121	9,760,045
AusNet Services Ltd.	4,058,542	7,468,117
Australia & New Zealand Banking Group Ltd.	5,979,954	113,014,250
Bendigo & Adelaide Bank Ltd.	1,188,566	7,259,588
BHP Group Ltd.(a)	10,728,909	344,082,189
BlueScope Steel Ltd.	1,056,097	13,842,103
Boral Ltd.*	701,352	2,923,229
Brambles Ltd.	3,040,042	20,885,234
Challenger Ltd.	1,221,687	4,990,436
CIMIC Group Ltd.(a)	138,546	1,618,518
Cochlear Ltd.	139,399	19,116,201
Coles Group Ltd.	2,827,086	32,479,565
Commonwealth Bank of Australia	3,616,466	241,181,284
Computershare Ltd.	1,215,542	16,849,370
Crown Resorts Ltd.*	760,629	6,553,659
CSL Ltd.	1,014,642	187,955,039
Dexus, REIT	2,279,514	16,594,673
Domino’s Pizza Enterprises Ltd.	133,908	9,877,490
Endeavour Group Ltd.	2,694,977	12,037,432
Evolution Mining Ltd.	3,884,664	9,759,956
Fortescue Metals Group Ltd.	3,588,996	50,397,070
Goodman Group, REIT	3,603,095	59,493,310
GPT Group (The), REIT	4,059,805	14,386,545
Harvey Norman Holdings Ltd.	1,373,186	4,786,032
IDP Education Ltd.	442,422	9,247,669
Incitec Pivot Ltd.	4,116,283	9,638,172
Insurance Australia Group Ltd.	5,224,447	15,758,888
LendLease Corp. Ltd.	1,459,831	10,330,556
Macquarie Group Ltd.	750,171	98,055,985
Magellan Financial Group Ltd.(a)	306,065	4,072,475
Medibank Pvt Ltd.	5,836,738	12,789,881
Mirvac Group, REIT	8,355,952	15,484,960
National Australia Bank Ltd.	6,955,732	134,214,030
Newcrest Mining Ltd.	1,733,548	26,889,695
Northern Star Resources Ltd.	2,468,234	14,710,485
Orica Ltd.	863,670	8,556,844
Origin Energy Ltd.	3,732,649	14,936,199
Qantas Airways Ltd.*	1,958,637	6,703,720
QBE Insurance Group Ltd.	3,129,268	24,845,259
Ramsay Health Care Ltd.	392,919	17,530,492
REA Group Ltd.	109,202	11,312,980
Reece Ltd.	602,390	9,299,937
Rio Tinto Ltd.	786,742	62,550,474
Santos Ltd.	6,460,301	32,907,063
Scentre Group, REIT	11,000,302	22,838,249
SEEK Ltd.	750,083	15,544,119
Seven Group Holdings Ltd.(a)	331,048	5,119,331
Sonic Healthcare Ltd.	1,016,433	27,372,845
South32 Ltd.	9,884,005	27,193,830
Stockland, REIT	5,059,290	14,583,049
Suncorp Group Ltd.	2,719,072	21,355,318
Sydney Airport*	2,802,572	17,224,943
Tabcorp Holdings Ltd.	4,717,226	16,574,362
Telstra Corp. Ltd.	8,822,182	24,524,986
TPG Telecom Ltd.	788,127	3,308,881
Transurban Group	6,505,941	57,474,963
Treasury Wine Estates Ltd.	1,529,856	11,498,758
Vicinity Centres, REIT	8,200,738	9,507,190
Washington H Soul Pattinson & Co. Ltd.	520,071	10,096,610
Wesfarmers Ltd.	2,403,019	89,662,719
Westpac Banking Corp.	7,775,085	112,139,529
WiseTech Global Ltd.	344,359	11,215,557
Woodside Petroleum Ltd.	2,055,000	36,720,808
Woolworths Group Ltd.	2,568,617	62,660,045
Worley Ltd.	787,963	6,492,541

		2,450,115,668

China — 2.7%
Budweiser Brewing Co. APAC Ltd.(b)	3,648,500	9,637,639
ESR Cayman Ltd.*(b)	3,035,200	10,291,457
Wilmar International Ltd.	6,679,500	21,248,718
Wuxi Biologics Cayman, Inc.*(b)	6,929,500	69,452,751

		110,630,565

Hong Kong — 21.1%
AIA Group Ltd.	25,637,200	267,647,556
CK Asset Holdings Ltd.	4,171,500	27,846,460
CK Infrastructure Holdings Ltd.	1,291,000	7,955,624
CLP Holdings Ltd.	3,534,000	35,366,537
Dairy Farm International Holdings Ltd.	630,800	1,687,575
Hang Lung Properties Ltd.	3,910,000	8,354,519
Hang Seng Bank Ltd.(a)	1,540,000	30,488,640
Henderson Land Development Co. Ltd.	2,766,700	12,099,324
HK Electric Investments & HK Electric Investments Ltd.(b)	4,867,500	4,844,371
HKT Trust & HKT Ltd.	7,708,000	10,518,307
Hong Kong & China Gas Co. Ltd.	22,935,789	35,349,979
Hong Kong Exchanges & Clearing Ltd.	2,525,700	144,156,191
Jardine Matheson Holdings Ltd.	535,400	31,622,310
Link, REIT	4,433,200	38,061,307
MTR Corp. Ltd.	3,280,500	17,756,786
New World Development Co. Ltd.	2,988,250	12,198,964
Power Assets Holdings Ltd.	2,893,500	17,779,438
Sino Land Co. Ltd.	6,580,000	8,525,670
Sun Hung Kai Properties Ltd.	3,254,000	39,700,475
Swire Pacific Ltd., Class A	1,056,500	6,400,361
Swire Pacific Ltd., Class B	1,897,500	1,881,022
Swire Properties Ltd.	2,231,400	5,948,294
Techtronic Industries Co. Ltd.	3,653,500	60,283,123
WH Group Ltd.(b)	16,586,191	11,096,324
Wharf Real Estate Investment Co. Ltd.	3,281,000	15,604,546

		853,173,703

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Macau — 1.0%
Galaxy Entertainment Group Ltd.*	4,244,000	24,578,121
Sands China Ltd.*	5,144,579	14,345,412

		38,923,533

New Zealand — 2.1%
a2 Milk Co. Ltd. (The)*	1,576,079	5,811,799
Auckland International Airport Ltd.*	2,559,282	12,148,645
Contact Energy Ltd.	1,651,203	8,559,406
Fisher & Paykel Healthcare Corp. Ltd.	1,222,971	22,500,871
Fletcher Building Ltd.	1,735,537	7,381,374
Mercury NZ Ltd.	1,328,120	4,882,869
Meridian Energy Ltd.	2,565,473	7,395,151
Ryman Healthcare Ltd.	890,130	5,820,406
Spark New Zealand Ltd.	3,961,991	11,323,896

		85,824,417

Singapore — 10.2%
Ascendas, REIT	7,112,228	14,586,060
CapitaLand Integrated Commercial Trust, REIT	10,576,832	15,248,580
Capitaland Investment Ltd.*	5,284,800	13,560,117
City Developments Ltd.	999,700	5,251,401
DBS Group Holdings Ltd.	3,809,900	100,074,161
Frasers Property Ltd.	1,742,800	1,431,961
Genting Singapore Ltd.	12,017,800	6,567,040
Great Eastern Holdings Ltd.	120,000	1,874,237
Jardine Cycle & Carriage Ltd.	209,600	3,150,993
Keppel Corp. Ltd.	3,044,700	12,837,102
Mapletree Commercial Trust, REIT	4,647,200	6,220,350
Olam International Ltd.	1,877,200	2,345,576
Oversea-Chinese Banking Corp. Ltd.	8,480,400	78,937,861
SATS Ltd.*	1,429,200	4,156,689
Singapore Airlines Ltd.*	2,830,100	10,556,577
Singapore Exchange Ltd.	1,745,500	12,081,954
Singapore Technologies Engineering Ltd.	3,235,400	8,992,664
Singapore Telecommunications Ltd.	15,045,500	27,280,874
United Overseas Bank Ltd.	3,262,100	72,903,588
UOL Group Ltd.	1,002,300	5,435,449
Venture Corp. Ltd.	572,500	7,500,747

		410,993,981

United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	5,690,000	40,440,675

United States — 0.9%
James Hardie Industries plc, CHDI	943,373	31,749,429
JS Global Lifestyle Co. Ltd.(b)	1,775,500	2,837,349

		34,586,778

TOTAL COMMON STOCKS (Cost $3,962,033,021)		4,024,689,320

SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	71,977,203	71,955,610
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	84,536,789	84,536,789

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $156,497,796)		156,492,399

Total Investments — 103.6% (Cost $4,118,530,817)		4,181,181,719
Liabilities in Excess of Other Assets — (3.6)%		(144,705,197)

Net Assets — 100.0%		4,036,476,522

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.3%
Metals & Mining	13.3
Insurance	8.2
Capital Markets	6.8
Equity Real Estate Investment Trusts (REITs)	5.4
Biotechnology	4.5
Real Estate Management & Development	4.4
Hotels, Restaurants & Leisure	2.9
Food & Staples Retailing	2.7
Electric Utilities	2.4
Multiline Retail	2.3
Transportation Infrastructure	2.2
Oil, Gas & Consumable Fuels	2.2
Industrial Conglomerates	2.1
Diversified Telecommunication Services	1.8
Life Sciences Tools & Services	1.7
Machinery	1.4
Gas Utilities	1.3
Health Care Providers & Services	1.2
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	7.2
Short-Term Investments	3.7

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations

APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $147,610,650.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Singapore Index	168	02/2022	SGD	4,180,258	30,782
SPI 200 Index	56	03/2022	AUD	6,840,002	(306,106)

					(275,324)

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange

Forward foreign currency exchange contracts outstanding as of January 31, 2022:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD 1,635,353	USD	1,152,209	HSBC Bank, NA	2/3/2022	4,071

Total unrealized appreciation					4,071

Net unrealized appreciation					4,071

Abbreviations
AUD	Australian Dollar
USD	United States Dollar

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,450,115,668	$—	$2,450,115,668
China	—	110,630,565	—	110,630,565
Hong Kong	13,198,890	839,974,813	—	853,173,703
Macau	—	38,923,533	—	38,923,533
New Zealand	—	85,824,417	—	85,824,417
Singapore	—	410,993,981	—	410,993,981
United Kingdom	—	40,440,675	—	40,440,675
United States	—	34,586,778	—	34,586,778

Total Common Stocks	13,198,890	4,011,490,430	—	4,024,689,320

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	156,492,399	—	—	156,492,399

Total Investments in Securities	$169,691,289	$4,011,490,430	$—	$4,181,181,719

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,071	$—	$4,071
Futures Contracts	30,782	—	—	30,782
Depreciation in Other Financial Instruments
Futures Contracts	(306,106)	—	—	(306,106)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(275,324)	$4,071	$—	$(271,253)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$110,984,304	$256,000,000	$295,000,000	$(23,297)	$(5,397)	$71,955,610	71,977,203	$21,801	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	41,285,887	358,416,388	315,165,486	—	—	84,536,789	84,536,789	3,183	—

Total	$152,270,191	$614,416,388	$610,165,486	$(23,297)	$(5,397)	$156,492,399		$24,984	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open future contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (formerly known as JPMorgan BetaBuilders Developed Asia ex-Japan ETF)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.